Note 11 - Other Borrowings	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Borrowings [Text Block]
11.	OTHER BORROWINGS

Other borrowings consist of advances from the FHLB and subordinated debt as follows:

			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2021	2020
Finance lease liabilities	10/30/34	06/01/40	2.63%	1.89%	3.51%	$4,653	$4,839
PPPLF(a)	01/28/21	01/28/21	0.00%	0.35%	0.35%	-	3,951
Junior subordinated debt	12/21/37	12/21/37	1.84%	1.80%	1.80%	8,248	8,248

Total						$12,901	$17,038

(a) PPPLF (Paycheck Protection Program Liquidity Facility) borrowings were used to fund PPP loans. This was paid off in 2021. Maturity range and interest rates are as of December 31, 2020.

The scheduled maturities of other borrowings are as follows:

(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2022	$265	2.63%
2023	272	2.63%
2024	279	2.63%
2025	286	2.63%
2026	298	2.63%
Beyond 2025	11,501	1.97%

Total	$12,901	1.62%

Under the terms of a blanket agreement, FHLB borrowings are secured by certain qualifying assets of the Company, which consist principally of first mortgage loans or mortgage-backed securities. Under this credit arrangement, the Company had an available borrowing capacity of approximately $417.4 million on December 31, 2021.

The Company formed a special purpose entity (“Entity”) to issue $8.0 million of floating rate, obligated mandatorily redeemable securities, and $248,000 in common securities as part of a pooled offering. The rate adjusts quarterly, equal to LIBOR plus 1.67%. The Entity may redeem them at face value in whole or in part. The Company borrowed the issuance proceeds from the Entity in December 2006 in the form of an $8.3 million note payable, which matures in December 2037, and is included in the other borrowings on the Company’s Consolidated Balance Sheet.

As of December 31, 2021, the Company had finance lease liabilities of $4.7 million on the Consolidated Balance Sheet. See Note 15 of the financial statements for more information.

In April 2020, the Federal Reserve initiated the PPPLF, which is designed to facilitate lending by financial institutions to small businesses under the PPP provisions of the CARES Act.  Only PPP loans are eligible to serve as collateral for the PPPLF, with each dollar of PPP loans providing one dollar of advance availability. The maturity date of an extension of credit under the PPPLF will equal the maturity date of the pool of PPP loans pledged to secure the extension of credit.  Any principal payments received by the financial institution on the PPP loans, such as PPP loan forgiveness payments from the Small Business Administration or principal payments from the borrower after the initial six-month deferment period, must be used to pay down the PPPLF advance by the same dollar amount, maintaining the dollar-for-dollar advance amount and PPP aggregate loan balance relationship.  The interest rate on PPPLF advances is fixed at 0.35%.

No PPPLF advances could be obtained under the CARES Act after September 30, 2020. In 2021, the Company paid off the advance, and there were no outstanding advances under the PPPLF as of December 31, 2021.